Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have adopted a risk management and internal control system to manage the various risks that we face. Cybersecurity risk management is an important component of our overall risk management framework. We have designed and implemented a process for categorizing, classifying and handling cybersecurity incidents to enhance our cybersecurity risk management.

We have established an information security working mechanism, which is responsible for cybersecurity risk management, including information security, data security, privacy protection and supply chain cybersecurity risks, the assessment and management of significant risks posed by cybersecurity threats, as well as the prevention, monitoring, response and remediation of cybersecurity incidents. We have an independent information security team in our Information Technology Department that is dedicated to managing cybersecurity and data security risks. We have also engaged third-party service providers to conduct independent cybersecurity audits and assessments periodically and on an ad hoc basis.

We have established management systems such as an information security management system, a privacy information management system and a business continuity system. We have also established a data security management system covering the full life cycle of data to effectively improve our data security risk management posture.

We have implemented various technical measures to timely identify and address cybersecurity threats. We have also established a Cybersecurity Operations Center and a team of professionals to monitor, analyze and mitigate potential cyber threats.

Although we believe we have a robust program to protect against cybersecurity risks, we may not be able to prevent a cybersecurity incident that could have a material adverse effect on us. See “Item 3. Key Information—D. Risk Factors” for further discussion of cybersecurity risks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have designed and implemented a process for categorizing, classifying and handling cybersecurity incidents to enhance our cybersecurity risk management.

We have established an information security working mechanism, which is responsible for cybersecurity risk management, including information security, data security, privacy protection and supply chain cybersecurity risks, the assessment and management of significant risks posed by cybersecurity threats, as well as the prevention, monitoring, response and remediation of cybersecurity incidents. We have an independent information security team in our Information Technology Department that is dedicated to managing cybersecurity and data security risks. We have also engaged third-party service providers to conduct independent cybersecurity audits and assessments periodically and on an ad hoc basis.

We have established management systems such as an information security management system, a privacy information management system and a business continuity system. We have also established a data security management system covering the full life cycle of data to effectively improve our data security risk management posture.

We have implemented various technical measures to timely identify and address cybersecurity threats. We have also established a Cybersecurity Operations Center and a team of professionals to monitor, analyze and mitigate potential cyber threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors has delegated to our audit committee the responsibility for participating in and overseeing our efforts to monitor, assess and manage risks associated with cybersecurity threats or incidents. Our audit committee is responsible for receiving reports from management on any significant cybersecurity risks and incidents and for discussing improvement plans with management. In addition, our audit committee is responsible for receiving regular reports from management on cybersecurity risk governance, management and strategy and for discussing these with our internal audit team and our third-party service providers to fulfil the committee’s function of overseeing cybersecurity risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for receiving reports from management on any significant cybersecurity risks and incidents and for discussing improvement plans with management. In addition, our audit committee is responsible for receiving regular reports from management on cybersecurity risk governance, management and strategy and for discussing these with our internal audit team and our third-party service providers to fulfil the committee’s function of overseeing cybersecurity risks.
Cybersecurity Risk Role of Management [Text Block]

Our management understands and oversees the prevention, monitoring, response and remediation of cybersecurity risks and incidents, make decisions on matters related to cybersecurity risks, approve policies and procedures, and conduct regular cybersecurity risk meetings.

Our management meets regularly to be briefed on cybersecurity risk work and to report on such work to our audit committee. Our senior vice president of information technology is in charge of our information security working mechanism. He has extensive experience in cybersecurity risk. Before joining our company, he worked for several well-known large companies and was deeply involved in the establishment and management of cybersecurity risk frameworks in these companies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	senior vice president of information technology
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our senior vice president of information technology is in charge of our information security working mechanism.He has extensive experience in cybersecurity risk. Before joining our company, he worked for several well-known large companies and was deeply involved in the establishment and management of cybersecurity risk frameworks in these companies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management meets regularly to be briefed on cybersecurity risk work and to report on such work to our audit committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true